Goodwill and Intangible Assets - Schedule of Book Value and Accumulated Amortization of Intangible Assets (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Gross Book Value	$ 19,240	$ 19,240	$ 29,340
Accumulated Amortization	(13,078)	(11,273)	(16,189)
Net Book Value	6,162	7,967	13,151
Pet Parent Relationship
Finite Lived Intangible Assets [Line Items]
Gross Book Value	16,290	16,290	16,290
Accumulated Amortization	(10,493)	(9,117)	(6,364)
Net Book Value	5,797	7,173	9,926
Technologies
Finite Lived Intangible Assets [Line Items]
Gross Book Value			10,100
Accumulated Amortization			(8,525)
Net Book Value			1,575
Pet service provider relationships
Finite Lived Intangible Assets [Line Items]
Gross Book Value	2,000	2,000	2,000
Accumulated Amortization	(1,778)	(1,444)	(778)
Net Book Value	222	556	1,222
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Book Value	950	950	950
Accumulated Amortization	(807)	(712)	(522)
Net Book Value	$ 143	$ 238	$ 428